BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Preferred stock, no par value	$ 0	$ 0
Common stock, no par value	$ 0	$ 0
Common stock shares issued	17,093,719	15,853,719
Common stock shares outstanding	17,093,719	15,853,719